Risk management (Details Text) R$ in Millions	Dec. 31, 2018 BRL (R$)
Financial Intermediation Activities [Abstract]
Average VaR from the Bank's tranding portfolio	R$ 30.3
Interest rate risk - convertible currencies
Sensitivity of the net interest margin at one year	200.0
Sensitivity market value of equity	1,861.0
Interest rate risk - quantitative risk analisys
Sensitivity of the net interest margin - maximum	292.0
Sensitivity market value of equity - maximum	R$ 1,981.0